Proskauer Rose LLP Eleven Times Square New York, NY 10036-8299

September 7, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Mr. Edward P. Bartz

Re:	CPG Vintage Access Fund, LLC (File No. 811-23258)

Dear Mr. Bartz:

On behalf of CPG Vintage Access Fund, LLC (the “Fund”), transmitted for filing with the Securities and Exchange Commission (the “Commission”) is Amendment No. 3 (the “Amendment”) to the Fund’s Registration Statement on Form N-2 (the “Registration Statement”) under the Investment Company Act of 1940, as amended.

The Amendment is marked to show changes from Amendment No. 2 to the Registration Statement filed with the Commission on August 21, 2017. These changes consist of those made in response to the outstanding comment of the staff (the “Staff”) of the Commission relating to Amendment No. 1 to the Registration Statement, as well as certain other disclosure changes.

Set forth below is a summary of the Staff’s comment, and the Fund’s response thereto. Capitalized terms used herein and not otherwise defined are used with the meanings assigned to them in the Amendment.

Summary of Fund Expenses

Comment 1. Please revise the fee table to reflect the Fund’s annual expenses as percentages of net assets.

Response 1. Further to discussions with the Staff, we have revised the fee table as set forth in the Amendment.

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Securities and Exchange Commission

September 7, 2017

Should you have any questions or comments, please feel free to contact me at 212.969.3359 (bgreen@proskauer.com) or Lisa P. Goldstein of this office at 212.969.3381 (lgoldstein@proskauer.com).

Very truly yours,

/s/ Brad A. Green

Brad A. Green

cc:	Stuart H. Coleman
Lisa P. Goldstein